Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets
Schedule of other assets

	December 31,	December 31,
	2021	2020
Corporate-owned life insurance (See Note 13)	$10,788	$10,659
Right of use asset (See Note 13)	10,209	13,512
Accounts receivable, net	4,770	3,190
Prepaid expenses	3,460	3,429
Derivative assets — lending (See Note 7)	3,111	7,275
Other	1,102	1,103
Premises and equipment, net	636	930
Accrued interest receivable	625	286
Servicing advances	565	947
Loans eligible for repurchase from Ginnie Mae	337	114
Real estate owned — outside trusts	—	79
Total other assets	$35,603	$41,524

Schedule of premises and equipment and accumulated depreciation

	December 31,
	2021	2020
Premises and equipment	$6,391	$6,230
Less: Accumulated depreciation	(5,755)	(5,300)
Total premises and equipment, net	$636	$930